VanEck Global Natural Resources Portfolio Investment Objectives and Goals - VanEck Global Natural Resources Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Global Natural Resources Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Long-term capital appreciation
Objective, Secondary [Text Block]	with income as a secondary consideration.